Debt (Tables)	12 Months Ended
Dec. 31, 2010
Debt [Abstract]
Carrying Value Of Long-Term Debt Outstanding

	2010	2009
	(in thousands)
Long-term debt:
Senior notes:
$500 million, 6.45% due June 1, 2016	$535,342	$540,907
$500 million, 7.20% due June 15, 2018	508,005	508,799
$300 million, 6.30% due August 1, 2018	321,622	323,862
$250 million, 8.15% due June 15, 2038	266,892	267,070

Total senior notes	1,631,861	1,640,638
Other long-term borrowings	36,988	37,528

Total long-term debt	$1,668,849	$1,678,166